CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 658,625	$ 185,786	$ 402,527
Lease obligations	151,342	131,433
Long-term debt	1,342,070	1,565,223
Total equity	16,241,345	5,999,771	$ 5,683,213
Credit risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	658,625	185,786
Short-term investments	9,896	5,288
Trade receivables.	8,579	13,545
Fair value of derivative financial instruments	8,774	12,305
Non-current loans receivable	3,939	37,942
Total	689,813	254,866
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations	151,342	131,433
Long-term debt	1,342,070	1,565,223
Total equity	16,241,345	5,999,771
Total	$ 17,734,757	$ 7,696,427